Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of minimum annual rental payments
2012	$ 145,591
2013	125,635
2014	111,981
2015	92,917
2016	79,859
Thereafter	534,461
Leases (Textual) [Abstract]
Rental expense related to Company's operating leases	$ 205,378	$ 203,044	$ 213,549